CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 5,445,333	$ 8,860,491	$ 19,493,171
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	1,787,185	189,354	1,683,779
Comprehensive income	7,232,518	9,049,845	21,176,950
Comprehensive income (loss) attributable to noncontrolling interest	4,073	(1,376)
Comprehensive income attributable to Taomee Holdings Limited	7,228,445	9,051,221	21,176,950
Deemed dividend on Series A convertible redeemable preferred shares			(200,601)
Comprehensive income attributable to holders of ordinary shares	$ 7,228,445	$ 9,051,221	$ 20,976,349